Schedule of Assets - Schedule of Assets Held for Investment Purposes at End of Year (Details) - EBP 333	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	31-1189815
EBP, Plan Number	333
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Participant notes receivable, Current Value	$ 6,641,757
EBP, Total	$ 482,416,093
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: Worthington Industries Deferred Profit Sharing Plan Master Trust Master Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Worthington Industries Deferred Profit Sharing Plan Master Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Master Trust [Member]
Current Value	$ 475,774,336